Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

The accompanying condensed consolidated financial statements include Paltalk, Inc. and its wholly owned subsidiaries, A.V.M. Software, Inc., Paltalk Software Inc., Paltalk Holdings, Inc., Tiny Acquisition Inc., Camshare, Inc., Fire Talk LLC and Vumber LLC (collectively, the “Company”).

The Company is a communications software innovator that powers multimedia social applications. The Company’s product portfolio includes Paltalk and Camfrog, which together host a large collection of video-based communities. The Company’s other products include Tinychat and Vumber. The Company has an over 20-year history of technology innovation and holds 18 patents.

The condensed consolidated financial statements included in this report have been prepared on a going concern basis in accordance with generally accepted accounting principles in the United States (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information. The Company has not included certain information and notes required by GAAP for complete financial statements pursuant to those rules and regulations, although it believes that the disclosure included herein is adequate to make the information presented not misleading. The condensed consolidated financial statements contained herein should be read in conjunction with the Company’s audited consolidated financial statements and the related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020, filed with the SEC on March 23, 2021 (the “Form 10-K”).

In the opinion of management, the accompanying unaudited condensed consolidated financial information contains all normal and recurring adjustments necessary to fairly present the condensed consolidated balance sheets and statements of operations, cash flows and changes in stockholders’ equity of the Company for the interim periods presented. The Company’s historical results are not necessarily indicative of future operating results, and the results for the three months ended March 31, 2021 are not necessarily indicative of results for the year ending December 31, 2021, or for any other period.

COVID-19

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, China, and has since reached multiple other countries, including the United States, resulting in government-imposed quarantines, travel restrictions and other public health safety measures in affected countries. The various precautionary measures taken by many governmental authorities around the world in order to limit the spread of COVID-19 has had, and could continue to have, an adverse effect on the global markets and its economy, including on the availability and pricing of employees and resources, and other aspects of the global economy. Although the Company cannot predict the impact that the COVID-19 pandemic will have on its business or results of operations in future periods, to date, the Company’s core multimedia social applications have been able to support the increased demand the Company has experienced. On May 3, 2020, to help ensure adequate liquidity in light of the uncertainties posed by the COVID-19 pandemic, the Company entered into a promissory note with an aggregate principal amount of $506,500 (the “Note”) in favor of Citibank, N.A., as lender (the “Lender”) under the Small Business Administration (“SBA”) Paycheck Protection Program under the recently enacted Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). On January 13, 2021, the Note was fully forgiven by the SBA and the Lender in compliance with the provisions of the CARES Act.

1. Organization and Description of Business

The accompanying consolidated financial statements include Paltalk, Inc. and its wholly owned subsidiaries, A.V.M. Software, Inc., Paltalk Software Inc., Paltalk Holdings, Inc., Tiny Acquisition Inc., Camshare, Inc., Fire Talk LLC and Vumber LLC (collectively, the “Company”).

Effective May 15, 2020, the Company changed its name from “PeerStream, Inc.” to “Paltalk, Inc.” In connection with the name change, the Company changed its trading symbol on the OTCQB Marketplace from “PEER” to “PALT.”

The Company is a communications software innovator that powers multimedia social applications. The Company’s product portfolio includes Paltalk and Camfrog, which together host a large collection of video-based communities. The Company’s other products include Tinychat and Vumber. The Company has an over 20-year history of technology innovation and holds 18 patents.

COVID-19

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, China, and has since reached multiple other countries, including the United States, resulting in government-imposed quarantines, travel restrictions and other public health safety measures in affected countries. The various precautionary measures taken by many governmental authorities around the world in order to limit the spread of COVID-19 has had, and could continue to have, an adverse effect on the global markets and its economy, including on the availability and pricing of employees and resources, and other aspects of the global economy. Although the Company cannot predict the impact that the COVID-19 pandemic will have on its business or results of operations in future periods, to date, the Company’s core multimedia social applications have been able to support the increased demand the Company has experienced. On May 3, 2020, to help ensure adequate liquidity in light of the uncertainties posed by the COVID-19 pandemic, the Company entered into a promissory note with an aggregate principal amount of $506,500 (the “Note”) in favor of Citibank, N.A., as lender (the “Lender”) under the Small Business Administration (“SBA”) Paycheck Protection Program under the recently enacted Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). On January 13, 2021, the Note was fully forgiven by the SBA and the Lender in compliance with the provisions of the CARES Act.